Issuance Of Units (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 29, 2016	Nov. 30, 2014	Dec. 31, 2016
Maximum aggregate offering price for issuance of limited partner interests				$ 25,000
Limited Partners Capital Account Units Outstanding	10,011,806	10,011,806				9,675,795
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692	9,342,692				9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	1,592,920	1,592,920				1,592,920
General Partners Capital Account Units Outstanding	427,499	427,499				420,641
Proceeds From Partnership Contribution		$ 84	$ 0
Net proceeds from the issuance		$ 4,004	$ 0
Limited Partner Units
Units issued	20,165	336,011
Net proceeds from the issuance	$ 227	$ 4,004
Limited Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest		58.97%
General Partner Units
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest					2.00%
General Partners Capital Account Units Outstanding	412	412
Proceeds From Partnership Contribution	$ 5	$ 84
Units issued		6,858
General Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest		2.00%